CONTINGENT LIABILITIES (Sao Paulo State Revenue Services) (Details) - Sao Paulo State Revenue Services [Member] $ in Millions			12 Months Ended
	Jul. 13, 2010 USD ($)	Jul. 13, 2010 BRL	Dec. 31, 2014 USD ($)	Dec. 31, 2014 BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Possible state value added tax rate	25.00%	25.00%
Income tax deficiency notice, amount	$ 22.1	BRL 36,499,984
Tax deficiency, penalties	40.0	66,143,446
Tax deficiency, interest	$ 18.2	BRL 30,282,420
Aggregate sum claimed pursuant to tax deficiency			$ 82.7	BRL 220,000,000